Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Numerator:
Net income attributable to common shareholders									$ 1,041,048	$ 948,427	$ 1,151,823
Denominator:
Basic - weighted-average common shares									149,099,448	149,218,257	151,222,033
Increase in weighted-average common shares from dilutive effect of stock-based awards									2,344,655	2,369,774	3,442,477
Diluted - weighted-average common shares, assuming exercise of stock-based awards									151,444,103	151,588,031	154,664,510
Basic earnings per share									$ 6.98	$ 6.36	$ 7.62
Diluted earnings per share	$ 1.98	$ 1.60	$ 1.66	$ 1.61	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 6.87	$ 6.26	$ 7.45